Fair Value (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Difference between the aggregate fair value and the aggregate remaining contractual principal balance outstanding for loans held for sale
Gain (Loss)	$ 30	$ 34
Aggregate Fair Value [Member]
Difference between the aggregate fair value and the aggregate remaining contractual principal balance outstanding for loans held for sale
Loans held for sale	1,118	1,155
Contractual Principal [Member]
Difference between the aggregate fair value and the aggregate remaining contractual principal balance outstanding for loans held for sale
Loans held for sale	$ 1,088	$ 1,121